SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Customer 1	$ 19,791	$ 12,691	$ 37,484	$ 21,287
Customer 2	2,014	437	3,157	450
Other Customer	0	1,659	0	5,443
Total Revenue From Mining Operations	$ 21,805	$ 14,787	$ 40,641	$ 27,180